Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [abstract]
Summary of majority shareholders

	Number of Shares	Percentage of
Name	Beneficially Owned	Outstanding Shares (*)
Grupo Villar Mir, S.A.U.	91,125,521	53.9%
(*) 169,122,682 ordinary shares were outstanding at 31 December 2018, comprising 170,863,773 shares in issue less 1,174,091 shares held in treasury

The disclosure of valuation adjustments.	Valuation adjustments comprise the following at December 31:

	2018	2017
	US$'000	US$'000
Actuarial gains and losses	(390)	(2,998)
Hedging instruments and other	(11,169)	(13,801)
Total	(11,559)	(16,799)

Schedule of net financial debt

Management’s review of the Company’s capital structure includes monitoring of the leverage ratio, which was as follows at December 31:

	2018	2017	2016 (***)
	US$'000	US$'000	US$'000
Gross financial debt (*)	645,389	571,337	514,587
Cash and cash equivalents	(216,647)	(184,472)	(196,931)
Total net financial debt	428,742	386,865	317,656

Total equity (**)	884,372	937,758	892,042

Total net financial debt / total equity	48.48%	41.25%	35.61%

(*)   Gross financial debt comprises bank borrowings, obligations under finance leases, debt instruments and other financial liabilities.

(**)  Total equity comprises all capital and reserves of Company as stated in the consolidated statement of financial position.

(***)  At December 31, 2016, net financial debt excludes gross financial debt of $86,959 thousand and cash and cash equivalents of $51 thousand related to the Spanish energy business as these balances were classified as held for sale as at that date (see Note 29). If these balances had been included, net financial debt would have been $404,564 thousand and the net financial debt / equity ratio would have been 45.4%.

Summary of gross financial debt

The classification of the Company’s gross financial debt between non-current and current at December 31 is as follows:

	2018		2017		2016 (*)
	Balance		Balance		Balance
	US$'000%		US$'000%		US$'000%
Non-current gross financial debt	560,738	86.88%	458,056	80.17%	269,325	52.34%
Current gross financial debt	84,651	13.12%	113,281	19.83%	245,262	47.66%
Total gross financial debt	645,389	100.00%	571,337	100.00%	514,587	100.00%

(*)   At December 31, 2016, gross financial debt excluded $86,959 thousand related to the Spanish energy business, of which $76,452 thousand would have been presented as non-current and $10,507 thousand would have been presented as current had the business not been classified as held for sale (see Note 29). Had these balances been included, gross financial debt would have been $601,546 thousand.

Schedule of changes in non-controlling interests

Balance
US$'000
Balance at January 1, 2017	125,556
Loss for the year	(5,144)
Dividends paid to joint venture partner	(7,350)
Non-controlling interest arising on the acquisition of FerroSolar Opco Group S.L.	6,750
Translation differences and other	1,922
Balance at December 31, 2017	121,734
Loss for the year	(19,088)
Increase of Parent's ownership interest in FerroAtlántica de Venezuela S.A.	14,389
Translation differences and other	(890)
Balance at December 31, 2018	116,145

Summary of financial information for non-controlling interests

	2018		2017
	WVA	QSLP	WVA	QSLP
	US$'000	US$'000	US$'000	US$'000
Statement of Financial Position
Non-current assets	84,864	62,725	88,532	68,521
Current assets	59,957	42,125	45,269	33,076
Non-current liabilities	14,677	15,406	14,678	14,213
Current liabilities	38,060	24,356	36,359	18,346
Income Statement
Sales	168,041	108,764	161,014	97,697
Operating profit	6,319	2,284	5,947	467
Profit before taxes	6,319	979	5,947	122
Net (loss) income	(6,458)	478	14,678	42
Cash Flow Statement
Cash flows from operating activities	10,025	4,317	16,017	7,076
Cash flows from investing activities	(3,830)	(4,980)	(2,193)	(5,422)
Cash flows from financing activities	—	—	(15,000)	(2)
Exchange differences on cash and cash equivalents in foreign currencies	—	(32)	—	68
Beginning balance of cash and cash equivalents	340	2,462	1,516	742
Ending balance of cash and cash equivalents	6,535	1,767	340	2,462